PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

The carrying value of property and equipment included the following changes for the years ended December 31, 2023, 2022 and 2021:

In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at January 1, 2021	$418	$56	$113	$587
Additions	-	3	3	6
Disposals	-	-	-	-
Balance at December 31, 2021	418	$59	$116	$593
Additions	-	-	-	-
Disposals	-	-	-	-
Balance at December 31, 2022	418	$59	$116	$593
Additions	-	3	-	3
Disposals	-	-	-	-
Balance at December 31, 2023	$418	$62	$116	$596

Accumulated depreciation
Balance at January1, 2021	418	41	100	$559
Depreciation for the year	-	7	5	12
Disposals	-	-	-	-
Balance at December 31, 2021	$418	$48	$105	$571
Depreciation for the year	-	5	7	12
Disposals	-	-	-	-
Balance at December 31, 2022	418	$53	$112	$583
Depreciation for the year	-	7	4	11
Disposals	-	-	-	-
Balance at December 31, 2023	$418	$60	$116	$594
Carrying amounts
At December 31, 2021	$-	$11	$11	$22
At December 31, 2022	$-	$6	$4	$10
At December 31, 2023	$-	$2	$-	$2

The depreciation expense of property and equipment amounts to $10,744, $11,784 and $12,357 for the years ended December 31, 2023, 2022 and 2021, respectively.